ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of
	December 31,	June 30,
	2023	2024
Payable to franchisees	1,150	1,252
Other payables	1,146	1,306
Accrued rental, utilities and other accrued expenses	283	329
Liabilities related to customer loyalty program	264	287
Value-added tax, other tax and surcharge payables	337	346
Advance from noncontrolling interest holders	81	79
Total	3,261	3,599